Loans Receivable, Net - Schedule of Aging of Loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging of Loans [Line Items]
Total loans	¥ 385,838	¥ 393,474
1 - 89 days past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans
90 days or more past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	385,838	387,474
Total past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	385,838	387,474
Current [Member]
Schedule of Aging of Loans [Line Items]
Total loans		¥ 6,000